PENSIONS - Asset Allocation (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Marine Scheme
Pensions:
Target allocation		100.00%	100.00%
Marine Scheme | Equity
Pensions:
Target allocation, minimum		30.00%	30.00%
Target allocation, maximum		65.00%	65.00%
Marine Scheme | Bonds
Pensions:
Target allocation, minimum		10.00%	10.00%
Target allocation, maximum		50.00%	50.00%
Marine Scheme | Other
Pensions:
Target allocation, minimum		20.00%	20.00%
Target allocation, maximum		40.00%	40.00%
UK Scheme
Pensions:
Target allocation		100.00%	100.00%
UK Scheme | Equity
Pensions:
Target allocation		75.20%	75.70%
UK Scheme | Bonds
Pensions:
Target allocation		24.80%	24.30%
Scenario, Forecast | Marine Scheme | Equity
Pensions:
Target allocation, minimum	30.00%
Target allocation, maximum	65.00%
Scenario, Forecast | Marine Scheme | Bonds
Pensions:
Target allocation, minimum	10.00%
Target allocation, maximum	50.00%
Scenario, Forecast | Marine Scheme | Other
Pensions:
Target allocation, minimum	20.00%
Target allocation, maximum	40.00%